AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Amortized cost	$ 60,691	$ 64,639
Gross unrealized gain	336	10
Gross unrealized loss	(15)	(359)
Fair value	61,012	64,290
Available-for-sale securities matures within one year [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	31,377	39,607
Gross unrealized gain	80	6
Gross unrealized loss	(8)	(100)
Fair value	31,449	39,513
Available-for-sale securities matures within one year [Member] | Governmental debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	449	1,799
Gross unrealized gain	1
Gross unrealized loss		(2)
Fair value	450	1,797
Available-for-sale securities matures within one year [Member] | Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	30,928	37,808
Gross unrealized gain	79	6
Gross unrealized loss	(8)	(98)
Fair value	30,999	37,716
Available-for-sale securities matures after one year through three years [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	24,508	24,931
Gross unrealized gain	198	4
Gross unrealized loss	(7)	(257)
Fair value	24,699	24,678
Available-for-sale securities matures after one year through three years [Member] | Governmental debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	855	476
Gross unrealized gain	1
Gross unrealized loss		(4)
Fair value	856	472
Available-for-sale securities matures after one year through three years [Member] | Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	23,653	24,455
Gross unrealized gain	197	4
Gross unrealized loss	(7)	(253)
Fair value	23,843	24,206
Available-for-sale securities matures after three year through five years [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	4,806	101
Gross unrealized gain	58
Gross unrealized loss		(2)
Fair value	4,864	99
Available-for-sale securities matures after three year through five years [Member] | Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	4,806	101
Gross unrealized gain	58
Gross unrealized loss		(2)
Fair value	$ 4,864	$ 99